UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-07470


                              HERITAGE SERIES TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1600





Date of fiscal year end: October 31, 2006
                         ----------------
Date of reporting period: January 31, 2006
                          ----------------

ITEM 1. SCHEDULE OF INVESTMENTS



   --------------------------------------------------------------------------------------------------------------------
                              HERITAGE SERIES TRUST - CORE EQUITY FUND
                                        INVESTMENT PORTFOLIO
                                          JANUARY 31, 2006
                                             (UNAUDITED)
 --------------------------------------------------------------------------------------------------------------------
                                                                                                               % OF NET
                                                                                  SHARES         VALUE          ASSETS
                                                                                  ------         -----         --------
   COMMON STOCKS
   -------------
       ADVERTISING
       -----------
           Omnicom Group Inc.                                                      11,900        $ 973,301        3.0%
                                                                                          -----------------  ----------
       AEROSPACE/DEFENSE
       -----------------
           United Technologies Corporation                                         20,100        1,173,237        3.6%
                                                                                          -----------------  ----------
       BANKS
       -----
           Bank of America Corporation                                             23,600        1,043,828        3.2%
           Wachovia Corporation                                                    22,900        1,255,607        3.8%
                                                                                          -----------------  ----------
                                                                                                 2,299,435        7.0%
       BEVERAGES
       ---------
           The Coca-Cola Company                                                   24,400        1,009,672        3.1%
                                                                                          -----------------  ----------
       COMPUTERS
       ---------
           EMC Corporation*                                                        71,000          951,400        2.9%
                                                                                          -----------------  ----------
       DIVERSIFIED MANUFACTURER
       ------------------------
           General Electric Company                                                28,700          939,925        2.9%
           Tyco International Ltd.                                                 47,900        1,247,795        3.8%
                                                                                          -----------------  ----------
                                                                                                 2,187,720        6.7%
       ENVIRONMENTAL CONTROL
       ---------------------
           Waste Management, Inc.                                                  31,400          991,612        3.0%
                                                                                          -----------------  ----------
       FINANCIAL SERVICES
       ------------------
           American Express Company                                                12,400          650,380        2.0%
           Citigroup Inc.                                                          22,100        1,029,418        3.1%
           Fannie Mae                                                              10,700          619,958        1.9%
           Freddie Mac                                                              7,600          515,736        1.6%
           Merrill Lynch & Co., Inc.                                                8,100          608,067        1.9%
                                                                                          -----------------  ----------
                                                                                                 3,423,559       10.5%
       HEALTHCARE PRODUCTS
       -------------------
           Baxter International Inc.                                               26,600          980,210        3.0%
                                                                                          -----------------  ----------
       HEALTHCARE SERVICES
       -------------------
           HCA Inc.                                                                20,400        1,001,232        3.0%
                                                                                          -----------------  ----------
       HOUSEHOLD PRODUCTS
       ------------------
           Kimberly-Clark Corporation                                              10,800          616,896        1.9%
                                                                                          -----------------  ----------
       HOUSEWARES
       ----------
           Newell Rubbermaid Inc.                                                  39,200          926,688        2.8%
                                                                                          -----------------  ----------
       MULTIMEDIA
       ----------
           Time Warner Inc.                                                        56,400          988,692        3.0%
           Viacom Inc., Class "B"*                                                 19,900          825,452        2.5%
                                                                                          -----------------  ----------
                                                                                                 1,814,144        5.5%
       PHARMACEUTICALS
       ---------------
           Pfizer Inc.                                                             54,900        1,409,832        4.3%
           Wyeth                                                                   14,800          684,500        2.1%
                                                                                          -----------------  ----------
                                                                                                 2,094,332        6.4%
       RETAIL
       ------
           CVS Corporation                                                         22,600          627,376        1.9%
           McDonald's Corporation                                                  20,000          700,200        2.1%
           Wal-Mart Stores, Inc.                                                   11,000          507,210        1.5%
                                                                                          -----------------  ----------
                                                                                                 1,834,786        5.5%
       SEMICONDUCTORS
       --------------
           Analog Devices, Inc.                                                    22,000          874,940        2.7%


   --------------------------------------------------------------------------------------------------------------------
                              HERITAGE SERIES TRUST - CORE EQUITY FUND
                                        INVESTMENT PORTFOLIO
                                          JANUARY 31, 2006
                                             (UNAUDITED)
 --------------------------------------------------------------------------------------------------------------------
                                                                                                               % OF NET
                                                                                  SHARES         VALUE          ASSETS
                                                                                  ------         -----         --------

           Applied Materials, Inc.                                                 39,600          754,380        2.3%
                                                                                          -----------------  ----------
                                                                                                 1,629,320        5.0%
       SOFTWARE
       --------
           Microsoft Corporation                                                   49,900        1,404,685        4.3%
           Oracle Corporation*                                                    105,400        1,324,878        4.0%
                                                                                          -----------------  ----------
                                                                                                 2,729,563        8.3%
       TELECOMMUNICATIONS
       ------------------
           Cisco Systems, Inc.*                                                    55,400        1,028,778        3.1%
           Nokia Corporation, Sponsored ADR                                        50,800          933,704        2.8%
           Sprint Nextel Corporation                                               28,300          647,787        2.0%
                                                                                          -----------------  ----------
                                                                                                 2,610,269        7.9%
       TELEVISION, CABLE & RADIO
       -------------------------
           CBS Corporation, Class "B"                                              20,300          530,439        1.6%
                                                                                          -----------------  ----------
   Total Common Stocks (cost $28,946,866)                                                       29,777,815       90.7%
                                                                                          -----------------  ----------

   REPURCHASE AGREEMENT
   --------------------
   Repurchase Agreement with State
   Street Bank and Trust Company, dated
   January 31, 2006 @ 4.25% to be
   repurchased at $2,979,351.69 on
   February 1, 2006, collateralized by
   $2,010,000 United States Treasury
   Notes, 10.625% due August 1, 2015,
   (market value $3,043,354 including
   interest)
   (cost $2,979,000) . . . . . . . . . . . . . . . . . . . . . .                                 2,979,000        9.1%
                                                                                          -----------------  ----------
   TOTAL INVESTMENT PORTFOLIO (COST $31,925,866) (a)                                            32,756,815       99.8%
   OTHER ASSETS AND LIABILITIES, NET,                                                               70,511        0.2%
                                                                                          -----------------  ----------
   NET ASSETS                                                                                 $ 32,827,326      100.0%
                                                                                          =================  ==========

   --------
   * Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $830,949 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,240,685 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $409,736.

   ADR - American Depository Receipt.

---------------------------------------------------------------------------------------------
                       HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                    INVESTMENT PORTFOLIO
                                      JANUARY 31, 2006
                                         (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                                     % OF NET
                                                            SHARES        VALUE        ASSETS
                                                            ------        -----        ------
COMMON STOCKS
-------------
   AEROSPACE/DEFENSE
   -----------------
      Alliant Techsystems Inc.*                             30,500     $ 2,328,875       1.0%
                                                                      -------------   --------
   AIRLINES
   --------
      Southwest Airlines Co.                               162,525       2,675,162       1.1%
                                                                      -------------   --------
   APPAREL
   -------
      Carter's, Inc.*                                       37,440       2,545,546       1.1%
                                                                      -------------   --------
   BIOTECHNOLOGY
   -------------
      Charles River Laboratories International, Inc.*       86,375       3,984,479       1.7%
      Invitrogen Corporation*                               49,309       3,396,404       1.4%
      PDL BioPharma, Inc.*                                  86,400       2,518,560       1.0%
                                                                      -------------   --------
                                                                         9,899,443       4.1%
   BUILDING MATERIALS
   ------------------
      Rinker Group Ltd., Sponsored ADR                      43,900       2,801,259       1.2%
                                                                      -------------   --------
   COMMERCIAL SERVICES
   -------------------
      ChoicePoint Inc.*                                    105,575       4,341,244       1.8%
      Weight Watchers International Inc.*                   68,300       3,212,832       1.3%
                                                                      -------------   --------
                                                                         7,554,076       3.1%
   COMPUTERS
   ---------
      Cadence Design Systems, Inc.*                        159,600       2,818,536       1.2%
      FactSet Research Systems Inc.                         55,600       2,217,328       0.9%
                                                                      -------------   --------
                                                                         5,035,864       2.1%
   COSMETICS/PERSONAL CARE
   -----------------------
      The Estee Lauder Companies Inc., Class "A"            85,300       3,110,891       1.3%
                                                                      -------------   --------
   DIVERSIFIED MANUFACTURER
   ------------------------
      Actuant Corporation, Class "A"                        22,050       1,262,362       0.5%
      Danaher Corporation                                   50,750       2,874,480       1.2%
                                                                      -------------   --------
                                                                         4,136,842       1.7%
   ELECTRONICS
   -----------
      Fisher Scientific International Inc.*                 37,050       2,477,534       1.0%
      Symbol Technologies, Inc.                            365,025       4,508,059       1.9%
      Vishay Intertechnology, Inc.*                        374,000       5,920,420       2.5%
      Waters Corporation*                                   86,175       3,615,041       1.5%
                                                                      -------------   --------
                                                                        16,521,054       6.9%
   ENTERTAINMENT
   -------------
      GTECH Holdings Corporation                           249,125       8,325,757       3.4%
      International Game Technology                         95,300       3,409,834       1.4%
                                                                      -------------   --------
                                                                        11,735,591       4.8%
   ENVIRONMENTAL CONTROL
   ---------------------
      Republic Services, Inc.                               80,075       3,030,839       1.3%
                                                                      -------------   --------
   FINANCIAL SERVICES
   ------------------
      Ameriprise Financial, Inc.                            67,550       2,748,610       1.1%
      T. Rowe Price Group, Inc.                             72,575       5,546,907       2.3%
      TD Ameritrade Holding Corporation                    101,100       2,046,264       0.8%
                                                                      -------------   --------
                                                                        10,341,781       4.2%
   HEALTHCARE PRODUCTS
   -------------------
      Henry Schein, Inc.*                                   81,000       3,777,840       1.6%
      Mentor Corporation                                   107,850       4,853,250       2.0%
      ResMed Inc.*                                         136,800       5,395,392       2.2%
                                                                      -------------   --------
                                                                        14,026,482       5.8%

---------------------------------------------------------------------------------------------
                       HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                    INVESTMENT PORTFOLIO
                                      JANUARY 31, 2006
                                         (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                                     % OF NET
                                                            SHARES        VALUE        ASSETS
                                                            ------        -----        ------
   INTERNET
   --------
      Check Point Software Technologies Ltd.*              174,700       3,780,508       1.6%
      Expedia, Inc.*                                       128,775       3,350,726       1.4%
      IAC/InterActiveCorp*                                 128,775       3,737,050       1.5%
                                                                      -------------   --------
                                                                        10,868,284       4.5%
   IRON/STEEL
   ----------
      Allegheny Technologies Inc.                          191,700       9,939,644       4.1%
      Carpenter Technology Corporation                      65,775       5,956,584       2.5%
                                                                      -------------   --------
                                                                        15,896,228       6.6%
   LEISURE TIME
   ------------
      Royal Caribbean Cruises Ltd.                          88,000       3,599,200       1.5%
                                                                      -------------   --------
   LODGING
   -------
      Harrah's Entertainment, Inc.                          68,525       5,043,440       2.1%
                                                                      -------------   --------
   OIL & GAS
   ---------
      Chesapeake Energy Corporation                        158,500       5,553,840       2.3%
      Nabors Industries Ltd.*                               50,050       4,066,562       1.7%
      Patterson-UTI Energy, Inc.                           224,975       8,463,559       3.5%
      Quicksilver Resources Inc.*                           52,225       2,625,351       1.1%
      Rowan Companies, Inc.                                 92,375       4,141,171       1.7%
      XTO Energy Inc.                                       67,750       3,325,170       1.4%
                                                                      -------------   --------
                                                                        28,175,653      11.7%
   OIL & GAS SERVICES
   ------------------
      BJ Services Company                                   78,400       3,174,416       1.3%
                                                                      -------------   --------
   PHARMACEUTICALS
   ---------------
      Caremark Rx, Inc.*                                    59,800       2,948,140       1.2%
      Neurocrine Biosciences, Inc.*                         54,700       3,324,119       1.4%
      Omnicare, Inc.                                        39,400       1,958,180       0.8%
                                                                      -------------   --------
                                                                         8,230,439       3.4%
   RETAIL
   ------
      Brinker International, Inc.                           89,750       3,652,825       1.5%
      Michaels Stores, Inc.                                 55,975       1,882,439       0.8%
      The Cheesecake Factory Inc.*                         139,400       5,136,890       2.1%
                                                                      -------------   --------
                                                                        10,672,154       4.4%
   SEMICONDUCTORS
   --------------
      Altera Corporation*                                  296,200       5,719,622       2.4%
      ASML Holding N.V.*                                   253,000       5,715,270       2.4%
      QLogic Corporation*                                  182,500       7,239,775       3.0%
                                                                      -------------   --------
                                                                        18,674,667       7.8%
   SOFTWARE
   --------
      Avid Technology, Inc.*                               103,825       5,156,988       2.1%
      Citrix Systems, Inc.*                                191,000       5,890,440       2.4%
      Fair Isaac Corporation                               132,600       5,876,832       2.4%
                                                                      -------------   --------
                                                                        16,924,260       6.9%
   TELECOMMUNICATIONS
   ------------------
      Amdocs Ltd.*                                         141,100       4,543,420       1.9%
      Comverse Technology, Inc.*                           169,200       4,634,388       1.9%
      Juniper Networks, Inc.*                              139,800       2,534,574       1.0%
                                                                      -------------   --------
                                                                        11,712,382       4.8%

---------------------------------------------------------------------------------------------
                       HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                    INVESTMENT PORTFOLIO
                                      JANUARY 31, 2006
                                         (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                                     % OF NET
                                                            SHARES        VALUE        ASSETS
                                                            ------        -----        ------
   TELEVISION, CABLE & RADIO
   -------------------------
      Univision Communications Inc., Class "A"*            135,300       4,307,952       1.8%
      XM Satellite Radio Holdings Inc., Class "A"*          96,875       2,536,188       1.1%
                                                                      -------------   --------
                                                                         6,844,140       2.9%
                                                                      -------------   --------
Total Common Stocks (cost $185,001,124)                                235,558,968      97.6%
                                                                      -------------   --------
REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 January 31, 2006 @ 4.25% to be
 repurchased at $5,317,628 on
 February 1, 2006, collateralized by
 $3,590,000 United States Treasury Bonds,
 10.625% due August 15, 2015,
 (market value $5,435,643 including interest)
 (cost $5,317,000) . . . . . . . . . . . . . . . . .                     5,317,000       2.2%
                                                                      -------------   --------
TOTAL INVESTMENT PORTFOLIO (COST $190,318,124) (a)                     240,875,968      99.8%
OTHER ASSETS AND LIABILITIES, NET,                                         559,766       0.2%
                                                                      -------------   --------
NET ASSETS                                                           $ 241,435,734     100.0%
                                                                      =============   ========

------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $50,557,844 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $53,120,559 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,562,715.

ADR -  American Depository Receipt.

    --------------------------------------------------------------------------------------------------------------

                                  HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                INVESTMENT PORTFOLIO
                                                  JANUARY 31, 2006
                                                     (UNAUDITED)
   --------------------------------------------------------------------------------------------------------------
                                                                                                          % OF NET
                                                                                  SHARES      VALUE        ASSETS
                                                                                  ------      -----       --------
COMMON STOCKS (a)
-----------------
    AUSTRALIA
    ---------
        BHP Billiton Ltd.                                                         75,091    $ 1,466,572      0.9%
        Brambles Industries Ltd.                                                  17,293        129,861      0.1%
        CSL Ltd.                                                                   7,870        259,155      0.2%
        Newcrest Mining Ltd.                                                      63,301      1,255,474      0.8%
        Patrick Corporation Ltd.                                                  28,260        145,471      0.1%
        Rio Tinto Ltd.                                                             7,623        437,528      0.3%
                                                                                         ---------------  --------
                                                                                              3,694,061      2.4%
    AUSTRIA
    -------
        Erste Bank der Oesterreichischen Sparkassen AG                             5,259        293,456      0.2%
        Flughafen Wien AG                                                          2,492        196,737      0.1%
        IMMOFINANZ Immobilien Anlagen AG*                                         91,759        945,956      0.6%
        OMV AG                                                                    19,427      1,373,353      0.9%
        Raiffeisen International Bank Holding AG*                                 10,292        744,964      0.5%
        Telekom Austria AG                                                        25,081        607,380      0.4%
        Wiener Stadtische AG                                                       5,183        325,256      0.2%
        Wienerberger AG                                                            4,925        217,220      0.1%
                                                                                         ---------------  --------
                                                                                              4,704,322      3.0%
    BELGIUM
    -------
        Almancora Communication VA                                                 2,887        339,742      0.2%
        Fortis SA/NV                                                              20,626        717,898      0.4%
        InBev NV                                                                   3,498        164,870      0.1%
        KBC Groupe SA                                                             15,164      1,523,643      0.9%
                                                                                         ---------------  --------
                                                                                              2,746,153      1.6%
    BRAZIL
    ------
        Aracruz Celulose SA, Sponsored ADR                                         2,990        117,328      0.1%
                                                                                         ---------------  --------
    CANADA
    ------
        Bema Gold Corporation*                                                    33,918        137,878      0.1%
        Centerra Gold Inc.*                                                          556         20,414      0.0%
        Eldorado Gold Corporation*                                                19,106         96,039      0.1%
        Ivanhoe Mines Ltd.*                                                        2,538         20,679      0.0%
                                                                                         ---------------  --------
                                                                                                275,010      0.2%
    CHINA
    -----
        Beijing Capital International Airport Company, Ltd., Class "H"           102,000         57,529      0.0%
        Shenzhen Chiwan Wharf Holdings Ltd., Class "B"                            28,080         43,186      0.0%
        Weiqiao Textile Company Ltd., Class "H"                                  114,999        176,420      0.1%
        Wumart Stores, Inc., Class "H"*                                           51,789        115,502      0.1%
                                                                                         ---------------  --------
                                                                                                392,637      0.2%
    CYPRUS
    ------
        Bank of Cyprus Public Company Ltd.                                        12,230         88,911      0.1%
                                                                                         ---------------  --------
    CZECH
    -----
        Komercni Banka, AS                                                        13,972      2,058,003      1.3%
                                                                                         ---------------  --------
    DENMARK
    -------
        ALK-Abello AS*                                                             1,075        127,636      0.1%
        Danske Bank AS                                                            12,676        445,422      0.3%
        Novo Norkisk AS, Class "B"                                                 1,321         74,012      0.0%
        Royal UNIBREW AS                                                           1,200        112,966      0.1%
        TDC AS                                                                     4,090        259,793      0.2%
        Vestas Wind Systems AS                                                    13,098        258,124      0.2%
                                                                                         ---------------  --------
                                                                                              1,277,953      0.9%
    EGYPT
    -----
        Orascom Telecom Holding SAE, Sponsored GDR                                 2,494        165,103      0.1%
        Telecom Egypt, Sponsored GDR 144A*                                         5,217         82,950      0.1%
                                                                                         ---------------  --------
                                                                                                248,053      0.2%
    FINLAND
    -------
        Fortum Oyj                                                                42,514        950,474      0.6%
        Nokia Oyj                                                                 35,542        650,287      0.4%
        Sampo Oyj, Class "A"                                                       8,221        160,308      0.1%
        Stockmann Oyj Abp, Class "B"                                               3,150        134,184      0.1%

        YIT Corporation*                                                           3,589        171,123      0.1%
                                                                                         ---------------  --------
                                                                                              2,066,376      1.3%
    FRANCE
    ------
        Accor SA                                                                   1,306         78,321      0.0%
        Air Liquide                                                                3,937        809,827      0.5%
        Alcatel SA*                                                               35,896        473,481      0.3%
        ALSTOM*                                                                    1,418        107,828      0.1%
        Atos Origin SA*                                                            2,207        163,532      0.1%
        BNP Paribas                                                               18,275      1,630,722      1.0%
        Bouygues                                                                  15,466        848,347      0.5%
        Compagnie de Saint-Gobain                                                  4,562        299,208      0.2%
        Electricite de France*                                                     3,691        163,871      0.1%
        Generale de Sante                                                          3,374         95,571      0.1%
        JC Decaux SA                                                               6,112        151,877      0.1%
        Lafarge SA                                                                20,224      2,129,176      1.3%
        Lagardere SCA                                                              2,200        175,450      0.1%
        LVMH Moet Hennessy Louis Vuitton SA                                       16,090      1,452,376      0.9%
        Pernod-Ricard SA                                                           5,628      1,046,820      0.6%
        PPR SA                                                                     5,391        629,169      0.4%
        Publicis Groupe SA                                                         4,083        154,025      0.1%
        Renault SA                                                                 2,603        245,879      0.2%
        Sanofi-Aventis SA                                                         26,216      2,404,652      1.5%
        Schneider Electric SA                                                      2,394        250,293      0.2%
        Societe Generale                                                           3,087        407,937      0.3%
        Societe Television Francaise 1                                            17,774        563,533      0.3%
        Suez SA                                                                   11,733        434,191      0.3%
        Total SA                                                                   6,738      1,861,085      1.2%
        Vinci SA                                                                   5,269        490,343      0.3%
        Vivendi Universal SA                                                      15,025        470,895      0.3%
                                                                                         ---------------  --------
                                                                                             17,538,409     11.0%
    GERMANY
    -------
        Adidas-Salomon AG                                                          2,291        479,328      0.3%
        Allianz AG                                                                 1,577        254,311      0.2%
        BASF AG                                                                    4,048        319,186      0.2%
        Commerzbank AG                                                            23,742        807,880      0.5%
        Continental AG                                                             1,851        180,246      0.1%
        DaimlerChrysler AG                                                        14,330        823,316      0.5%
        Deutsche Bank AG                                                           5,218        560,641      0.3%
        Deutsche Boerse AG                                                         6,209        785,776      0.5%
        Deutsche Post AG                                                          34,386        969,083      0.6%
        Deutsche Postbank AG                                                       3,424        228,483      0.1%
        E.ON AG                                                                    6,468        722,859      0.4%
        Fraport AG Frankfurt Airport Services Worldwide                           29,598      1,885,473      1.2%
        Fresenius AG                                                               1,788        269,535      0.2%
        Fresenius Medical Care AG & Co. KGaA                                       6,659        710,205      0.4%
        Henkel KGaA                                                                3,167        324,527      0.2%
        Hypo Real Estate Holding AG                                                2,618        170,911      0.1%
        IVG Immobilien AG                                                          7,238        208,982      0.1%
        KarstadtQuelle AG*                                                         8,014        172,445      0.1%
        Linde AG                                                                   5,105        415,565      0.3%
        MAN AG                                                                     1,369         78,704      0.0%
        Merck KGaA                                                                   784         81,786      0.1%
        Muenchener Rueckversicherungs AG                                           1,146        155,661      0.1%
        RWE AG                                                                     5,615        462,950      0.3%
        Schering AG                                                                2,059        140,926      0.1%
        Siemens AG                                                                11,663      1,064,255      0.7%
                                                                                         ---------------  --------
                                                                                             12,273,034      7.6%
    GREECE
    ------
        Alpha Bank AE                                                              5,760        197,749      0.1%
        Hellenic Telecommunications Organization SA*                              26,768        619,597      0.4%
        National Bank of Greece SA                                                 9,992        460,625      0.3%
                                                                                         ---------------  --------
                                                                                              1,277,971      0.8%
    HONG KONG
    ---------
        China Merchants Holdings (International) Company, Ltd.                    63,601        165,623      0.1%
        Clear Media Ltd.                                                          66,000         59,134      0.0%
        Hutchison Telecommunications International Ltd.*                          43,229         73,005      0.0%
        Texwinca Holdings Ltd.                                                    97,996         73,273      0.0%

        Yue Yuen Industrial Holdings                                              74,267        230,259      0.1%
                                                                                         ---------------  --------
                                                                                                601,294      0.2%
    HUNGARY
    -------
        Egis Gyogyszergyar Reszvnytarsas Rt.*                                      1,502        177,022      0.1%
        Magyar Telekom Telecommunications PLC                                     62,455        295,034      0.2%
        OTP BANK Rt.                                                              12,706        438,815      0.3%
                                                                                         ---------------  --------
                                                                                                910,871      0.6%
    INDONESIA
    ---------
        Indofood Sukses Makmur Tbk PT                                            287,000         26,940      0.0%
        Semen Gresik Persero Tbk PT                                               44,743         93,065      0.1%
        Telekomunikasi Indonesia Tbk PT, Class "B"                               585,999        393,791      0.2%
                                                                                         ---------------  --------
                                                                                                513,796      0.3%
    IRELAND
    -------
        Celtic Resources Holdings PLC*                                            10,350         43,432      0.0%
        Dragon Oil PLC*                                                           59,888        242,242      0.2%
                                                                                         ---------------  --------
                                                                                                285,674      0.2%
    ITALY
    -----
        Assicurazioni Generali SpA                                                20,018        692,356      0.4%
        Banca CR Firenze SpA                                                     131,987        416,786      0.3%
        Banca Intesa SpA                                                          81,990        466,730      0.3%
        Banca Intesa SpA (Non-voting)                                            103,713        543,107      0.3%
        Banca Nazionale del Lavoro SpA                                            14,839         52,676      0.0%
        Banca Popolare dell'Emilia Romagna                                         1,843        100,825      0.1%
        Banca Popolare di Milano Scrl                                             56,856        699,493      0.4%
        Banca Popolare di Sondrio Scrl                                             5,722         91,127      0.1%
        Banche Popolari Unite Scrl                                                12,899        302,650      0.2%
        Banco Popolare di Verona e Novara Scrl                                    12,086        277,697      0.2%
        Beni Stabili SpA                                                          76,276         83,920      0.1%
        Bulgari SpA                                                                7,137         82,773      0.1%
        Buzzi Unicem SpA                                                          20,643        385,721      0.2%
        Capitalia SpA                                                             38,574        249,245      0.2%
        Credito Emiliano SpA                                                      35,423        438,820      0.2%
        Finmeccanica SpA                                                           6,849        149,291      0.1%
        Geox SpA                                                                  14,577        165,871      0.1%
        Luxottica Group SpA                                                        5,949        155,492      0.1%
        Parmalat SpA*                                                             55,096        141,161      0.1%
        UniCredito Italiano SpA                                                  253,562      1,803,298      1.1%
                                                                                         ---------------  --------
                                                                                              7,299,039      4.6%
    JAPAN
    -----
        Aeon Credit Service Company, Ltd.                                          2,868        257,638      0.2%
        Aiful Corporation                                                          5,200        352,346      0.2%
        Aisin Seiki Company, Ltd.                                                  3,900        144,809      0.1%
        Asahi Breweries, Ltd.                                                      5,606         70,600      0.0%
        Asahi Glass Company, Ltd.                                                 11,000        159,610      0.1%
        Astellas Pharma Inc.                                                       1,700         70,539      0.0%
        Bridgestone Corporation                                                    6,000        122,428      0.1%
        Canon Inc.                                                                12,273        743,405      0.5%
        Credit Saison Company, Ltd.                                               10,017        450,780      0.3%
        Dai Nippon Printing Company, Ltd.                                          3,000         54,284      0.0%
        Daikin Industries, Ltd.                                                    5,000        164,692      0.1%
        Denso Corporation                                                          8,912        314,896      0.2%
        Dentsu Inc.                                                                   24         81,721      0.1%
        East Japan Railway Company                                                    32        223,125      0.1%
        Exedy Corporation                                                          2,000         59,717      0.0%
        Fanuc Ltd.                                                                 2,600        229,781      0.1%
        Fuji Photo Film Company, Ltd.                                              5,266        181,112      0.1%
        Fuji Television Network, Inc.                                                151        378,517      0.2%
        Fujitsu Ltd.                                                               9,000         79,617      0.0%
        Hitachi Capital Corporation                                                6,300        120,735      0.1%
        Honda Motor Company, Ltd.                                                 12,709        724,147      0.4%
        IBIDEN Company, Ltd.                                                       4,500        253,326      0.2%
        Itochu Corporation                                                        30,000        255,636      0.2%
        Jafco Company, Ltd.                                                        2,000        163,922      0.1%
        Japan Tobacco Inc.                                                            24        373,701      0.2%
        JS Group Corporation                                                       3,494         73,685      0.0%
        Koito Manufacturing Company, Ltd.                                          9,474        135,603      0.1%
        Leopalace21 Corporation                                                    2,209         80,698      0.1%

        Matsushita Electric Industrial Company, Ltd.                              57,846      1,261,987      0.8%
        Mitsubishi UFJ Financial Group, Inc.                                         123      1,778,415      1.1%
        Mitsui Fudosan Company, Ltd.                                               8,129        171,781      0.1%
        Mizuho Financial Group, Inc.                                                 133      1,092,356      0.7%
        NGK Spark Plug Company, Ltd.                                               9,000        225,606      0.1%
        Nikko Cordial Corporation                                                  7,922        126,335      0.1%
        Nissan Motor Company, Ltd.                                                 5,961         67,318      0.0%
        Nitto Denko Corporation                                                    6,700        569,201      0.4%
        Nomura Holdings, Inc.                                                     22,821        447,107      0.3%
        NSK Ltd.                                                                  11,000         81,781      0.1%
        ORIX Corporation                                                             900        233,691      0.1%
        Ricoh Company, Ltd.                                                       15,000        258,588      0.2%
        Secom Company, Ltd.                                                        3,500        181,760      0.1%
        Sega Sammy Holdings Inc.                                                   5,100        183,693      0.1%
        Seven & I Holdings Company, Ltd.                                           8,300        352,209      0.2%
        Sharp Corporation                                                         18,000        330,325      0.2%
        SMC Corporation                                                              944        145,131      0.1%
        Sony Corporation                                                          16,286        794,201      0.5%
        Sumitomo Corporation                                                      11,446        157,170      0.1%
        Sumitomo Mitsui Financial Group Inc.                                          98      1,148,650      0.7%
        Sumitomo Rubber Industries, Ltd.                                           5,000         68,443      0.0%
        Suzuki Motor Corporation                                                   3,800         77,700      0.0%
        Takeda Pharmaceutical Company, Ltd.                                        3,300        187,466      0.1%
        Takefuji Corporation                                                         610         36,845      0.0%
        The Bank of Fukuoka, Ltd.                                                  7,000         60,427      0.0%
        The Bank of Yokohama, Ltd.                                                33,000        268,212      0.2%
        The Chiba Bank, Ltd.                                                       6,000         54,464      0.0%
        The Gunma Bank, Ltd.                                                       8,000         58,519      0.0%
        The Sumitomo Trust & Banking Company, Ltd.                                23,065        254,755      0.2%
        Toppan Printing Company, Ltd.                                             10,000        135,689      0.1%
        Toshiba Corporation                                                       12,865         82,659      0.1%
        Toyota Motor Corporation                                                  29,332      1,525,761      0.9%
        Trend Micro Inc.                                                           1,500         50,178      0.0%
        Yamaha Motor Company, Ltd.                                                 8,700        224,041      0.1%
        Yamato Holdings Company, Ltd.                                              2,564         44,421      0.0%
                                                                                         ---------------  --------
                                                                                             19,057,955     11.5%
    LUXEMBOURG
    ----------
        Millicom International Cellular SA*                                        8,267        318,280      0.2%
                                                                                         ---------------  --------
    MEXICO
    ------
        Consorcio ARA, SA de CV                                                    8,430         40,478      0.0%
        Fomento Economico Mexicano SA de CV                                       29,981        235,386      0.1%
        Fomento Economico Mexicano SA de CV, Sponsored ADR                         7,017        549,712      0.3%
        Grupo Financiero Banorte, SA de CV                                       121,760        290,285      0.2%
        Urbi Desarrollos Urbanos, SA de CV*                                        9,434         69,506      0.0%
                                                                                         ---------------  --------
                                                                                              1,185,367      0.6%
    NETHERLANDS
    -----------
        Euronext NV                                                                8,128        500,483      0.3%
        European Aeronautic Defence and Space Company*                             5,577        218,654      0.1%
        Heineken NV                                                                9,558        336,389      0.2%
        ING Groep NV                                                              27,916        996,745      0.6%
        Koninklijke KPN NV                                                        49,445        477,877      0.3%
        Koninklijke Philips Electronics NV                                        35,332      1,193,238      0.7%
        Royal Numico NV                                                            5,358        243,613      0.2%
        TNT NV                                                                    23,903        785,171      0.5%
        Unilever NV                                                                4,991        350,402      0.2%
        VNU NV                                                                     4,117        137,989      0.1%
                                                                                         ---------------  --------
                                                                                              5,240,561      3.2%
    NEW ZEALAND
    -----------
        Auckland International Airport Ltd.                                       93,060        125,589      0.1%
                                                                                         ---------------  --------
    NORWAY
    ------
        Acta Holding ASA                                                          25,000         71,364      0.0%
        DnB NOR ASA                                                                5,869         65,691      0.0%
        Norsk Hydro ASA                                                            9,493      1,164,518      0.7%
        Orkla ASA                                                                  3,959        157,622      0.1%
        Statoil ASA                                                               57,522      1,581,509      1.0%
        Telenor ASA                                                                6,931         69,508      0.0%
                                                                                         ---------------  --------
                                                                                              3,110,212      1.8%

    PHILIPPINES
    -----------
        Philippine Long Distance Telephone Company, Sponsored ADR                  3,100        110,949      0.1%
                                                                                         ---------------  --------
    POLAND
    ------
        Agora SA                                                                   6,718        136,203      0.1%
        Bank BPH SA                                                                3,261        799,188      0.5%
        Bank Pekao SA                                                             34,738      1,940,392      1.2%
        Bank Zachodni WBK SA                                                       3,688        176,072      0.1%
        Budimex SA*                                                                8,720        128,223      0.1%
        CCC SA*                                                                    8,398        101,570      0.1%
        Cersanit-Krasnystaw SA*                                                   35,700        179,528      0.1%
        Grupa Kety SA                                                              2,836        112,830      0.1%
        Inter Cars SA                                                              3,447         29,512      0.0%
        Inter Groclin Auto SA*                                                       981         22,137      0.0%
        Polska Grupa Farmaceutyczna SA                                             2,798         53,165      0.0%
        Polski Koncern Miesny Duda SA                                             21,753         80,313      0.0%
        Powszechna Kasa Oszczednosci Bank Polski SA                              224,414      2,257,068      1.4%
        Stomil Sanok SA*                                                             899         40,059      0.0%
        Telekomunikacja Polska SA                                                 63,863        469,536      0.3%
                                                                                         ---------------  --------
                                                                                              6,525,796      4.0%
    PORTUGAL
    --------
        Jeronimo Martins                                                           4,412         70,210      0.0%
        Portugal Telecom SGPS SA*                                                 13,997        140,553      0.1%
                                                                                         ---------------  --------
                                                                                                210,763      0.1%
    ROMANIA
    -------
        Board of Romanian Development Bank-Groupe Societe Generale                60,118        351,532      0.2%
        Impact                                                                   616,687        122,272      0.1%
        Rolast SA Pitesti*                                                       635,500         15,804      0.0%
        SNP Petrom SA*                                                         4,444,803        918,625      0.6%
        Socep Constanta*                                                         372,000         32,253      0.0%
                                                                                         ---------------  --------
                                                                                              1,440,486      0.9%
    RUSSIA
    ------
        JSC MMC Norilsk Nickel, Sponsored ADR                                      9,886      1,215,978      0.8%
        LUKOIL, Sponsored ADR                                                     19,223      1,470,560      0.9%
        OAO Gazprom, Sponsored ADR                                                22,113      1,892,874      1.2%
        OAO Novatek, Sponsored GDR 144A                                           14,128        395,584      0.2%
        Unified Energy System, Sponsored GDR                                       3,889        189,783      0.1%
        VolgaTelecom, Sponsored ADR                                               19,240        152,381      0.1%
                                                                                         ---------------  --------
                                                                                              5,317,160      3.3%
    SOUTH AFRICA
    ------------
        MTN Group Ltd.                                                             7,419         76,911      0.0%
                                                                                         ---------------  --------
    SOUTH KOREA
    -----------
        Lotte Shopping Company, Ltd., Sponsored GDR 144A*                          5,968        123,359      0.1%
        NHN Corporation*                                                             619        182,888      0.1%
        Samsung Electronics Company,Ltd.                                           2,897      2,233,407      1.4%
                                                                                         ---------------  --------
                                                                                              2,539,654      1.6%
    SPAIN
    -----
        ACS, Actividades de Construccion y Servicios, SA                           4,408        153,530      0.1%
        Banco Bilbao Vizcaya Argentaria, SA                                       52,658      1,063,952      0.7%
        Corporacion Mapfre SA                                                      6,615        118,698      0.1%
        Endesa SA                                                                 11,515        331,771      0.2%
        Fadesa Inmobiliaria SA                                                     1,835         72,724      0.0%
        Grupo Empresarial ENCE SA                                                  5,976        212,211      0.1%
        Grupo Ferrovial SA                                                         4,131        322,918      0.2%
        Inditex SA                                                                13,609        467,712      0.3%
        Promotora de Informaciones, SA                                             6,898        126,963      0.1%
                                                                                         ---------------  --------
                                                                                              2,870,479      1.8%
    SWEDEN
    ------
        Autoliv, Inc., Sponsored SDR                                               3,353        164,732      0.1%
        ForeningsSparbanken AB                                                    38,141      1,086,188      0.7%
        Getinge AB, Class "B"                                                     16,234        254,113      0.2%
        H&M Hennes & Mauritz AB, Class "B"                                         2,750        101,104      0.1%
        Modern Times Group AB, Class "B"*                                          9,796        476,766      0.3%
        Nordea Bank AB                                                            91,500        983,929      0.6%
        Skandinaviska Enskilda Banken AB, Class "A"                               48,400      1,079,121      0.7%
        Skanska AB, Class "B"                                                     28,179        437,384      0.3%
        Telefonaktiebolaget LM Ericsson, Class "B"                                68,161        245,664      0.2%
        TeliaSonera AB                                                             7,000         39,777      0.0%
                                                                                         ---------------  --------
                                                                                              4,868,778      3.2%

    SWITZERLAND
    -----------
        Adecco SA                                                                  2,842        158,729      0.1%
        BKW FMB Energie AG                                                           590         44,675      0.0%
        Compagnie Financiere Richemont AG, Class "A"                              17,467        794,513      0.5%
        Credit Suisse Group                                                       19,648      1,147,312      0.7%
        Holcim Ltd.                                                               16,118      1,219,819      0.8%
        Nestle SA                                                                  6,221      1,824,840      1.1%
        Novartis AG                                                               32,652      1,792,999      1.1%
        Roche Holding AG                                                          12,714      2,008,939      1.2%
        SGS SA*                                                                      299        280,429      0.2%
        Synthes Inc.                                                               1,744        208,860      0.1%
        The Swatch Group AG, Class " B"                                            6,268      1,015,902      0.6%
        Unique Zurich Airport                                                        132         24,574      0.0%
                                                                                         ---------------  --------
                                                                                             10,521,591      6.4%
    TURKEY
    ------
        Akbank TAS                                                               141,868      1,232,237      0.8%
        Dogan Sirketler Grubu Holding AS*                                        188,969        749,311      0.5%
        Enka Insaat ve Sanayi AS                                                   5,856         69,440      0.0%
        Haci Omer Sabanci Holding AS                                             158,896      1,224,123      0.8%
        Turkiye Garanti Bankasi AS*                                              254,604      1,173,024      0.7%
        Turkiye Is Bankasi AS, Class "C"                                         176,052      1,595,637      1.0%
        Turkiye Petrol Rafinerileri AS                                             3,652         75,853      0.0%
        Turkiye Vakiflar Bankasi Tao, Class "D"*                                  51,268        317,521      0.2%
                                                                                         ---------------  --------
                                                                                              6,437,146      4.0%
    U.S.A.
    ------
        News Corporation, Class "B"                                               45,054        745,193      0.5%
        Southern Copper Corporation                                                1,197        104,259      0.1%
                                                                                         ---------------  --------
                                                                                                849,452      0.6%
    UNITED ARAB EMIRATES
    --------------------
        Investcom LLC, Sponsored GDR*                                              4,599         80,988      0.1%
                                                                                         ---------------  --------
    UKRAINE
    -------
        Centrenergo, Sponsored ADR (d)*                                            3,570         21,167      0.0%
        Ukrnafta, Sponsored ADR (d)*                                                  58         16,782      0.0%
        Ukrtelecom, Sponsored GDR                                                  9,912         67,480      0.1%
                                                                                         ---------------  --------
                                                                                                105,429      0.1%
    UNITED KINGDOM
    --------------
        Aegis Group PLC                                                           61,553        139,295      0.1%
        Anglo American PLC                                                         7,853        302,254      0.2%
        Associated British Ports Holdings PLC                                     27,346        286,763      0.2%
        BAA PLC                                                                   84,152        937,190      0.5%
        BAE Systems PLC                                                           33,088        245,861      0.2%
        Barclays PLC                                                              14,780        158,282      0.1%
        BG Group PLC                                                               7,414         83,890      0.1%
        BP PLC                                                                    11,300        136,116      0.1%
        Burberry Group PLC                                                        40,029        307,422      0.2%
        Cadbury Schweppes PLC                                                     10,467        102,954      0.1%
        Compass Group PLC                                                        122,889        485,579      0.3%
        Diageo PLC                                                               111,320      1,659,290      1.0%
        GlaxoSmithKline PLC                                                       82,705      2,119,209      1.3%
        Highland Gold Mining Ltd.                                                 19,098        102,092      0.1%
        Imperial Tobacco Group PLC                                                14,132        421,040      0.3%
        Kazakhyms PLC*                                                             6,292         97,206      0.1%
        Ladbrokes PLC                                                            151,706        984,658      0.6%
        London Stock Exchange PLC                                                 13,374        173,371      0.1%
        Pearson PLC                                                               11,901        154,382      0.1%
        Peter Hambro Mining PLC*                                                  12,941        297,468      0.2%
        Prudential PLC                                                            29,939        304,085      0.2%
        Reckitt Benckiser PLC                                                     14,531        477,981      0.3%
        Rolls-Royce Group PLC                                                     54,048        417,977      0.3%
        SABMiller PLC                                                              6,943        141,533      0.1%
        Scottish & Newcastle PLC                                                  32,884        292,980      0.2%
        Scottish Power PLC                                                        15,952        162,874      0.1%
        Smith & Nephew PLC                                                        30,737        305,618      0.2%
        Smiths Group PLC                                                           7,993        141,288      0.1%
        Tesco PLC                                                                203,504      1,153,143      0.7%
        The Peninsular and Oriental Steam Navigation Company                      33,685        327,427      0.2%
        Vodafone Group PLC                                                       727,207      1,529,055      0.8%

        William Hill PLC                                                          27,535        280,159      0.2%
        Wolseley PLC                                                               6,201        149,611      0.1%
        WPP Group PLC                                                             49,658        552,150      0.3%
                                                                                         ---------------  --------
                                                                                             15,430,203      9.7%
    VENEZUELA
    ---------
        Cia Anonima Nacional Telefonos de Venezuela, Sponsored ADR                 5,534         78,749      0.0%
Total Common Stocks (cost $114,076,857)                                                  ---------------  --------
                                                                                            144,871,393     89.9%

PREFERRED STOCKS (a)
--------------------
    AUSTRIA
    -------
        Erste Bank der Oesterreichischen Sparkassen AG*                            7,624        419,678      0.3%
                                                                                         ---------------  --------
    GERMANY
    -------
        Henkel KGaA                                                                  429         48,065      0.0%
        ProsiebenSat.1 Media AG*                                                  17,457        398,983      0.2%
                                                                                         ---------------  --------
                                                                                                447,048      0.2%
    POLAND
    ------
        Sniezka SA                                                                 6,301         56,354      0.1%
                                                                                         ---------------  --------
Total Preferred Stocks (cost $839,634)                                                          923,080      0.6%

RIGHTS & WARRANTS (a)
---------------------
    INDIA
    -----
        CLSA Financial Products Ltd./Bharti Televentures, 5/31/10*               111,296        904,264      0.5%
        Merrill Lynch Intl & Company/Bharti Televentures, 4/3/06*                 13,567        273,484      0.2%
                                                                                         ---------------  --------
                                                                                              1,177,748      0.7%
    JAPAN
    -----
        Merrill Lynch Intl & Company/Topix Index, 6/9/06*                         19,221        281,325      0.2%
                                                                                         ---------------  --------
    ROMANIA
    -------
        SNP Petrom SA, 2/9/06 (Rights)*                                        4,444,803          9,001      0.0%
                                                                                         ---------------  --------
    RUSSIA
    ------
        UBS AG London Branch/Sberbank RF 1/19/07 144A*                             1,984      2,956,160      1.8%
                                                                                         ---------------  --------
Total Warrants (cost $4,328,592)                                                              4,424,234      2.7%

INVESTMENT COMPANIES (a)
------------------------
    AUSTRALIA
    ---------
        Macquarie Airports                                                       145,341        342,172      0.2%
                                                                                         ---------------  --------
    FRANCE
    ------
        Eurazeo*                                                                   1,179        131,865      0.1%
                                                                                         ---------------  --------
    GERMANY
    -------
        INDEXCHANGE Investment AG/DAXEX                                           60,464      4,017,844      2.5%
                                                                                         ---------------  --------
    JAPAN
    -----
        Nomura Asset Management/Nikkei 225 Index ETF                               8,250      1,182,958      0.8%
        Nomura Asset Management/Topix Index ETF                                  133,900      1,977,255      1.2%
                                                                                         ---------------  --------
                                                                                              3,160,213      2.0%
    ROMANIA
    -------
        Societatea de Investitii Financiare/Banat Crisana Arad (SIF 1)            71,000         63,467      0.0%
        Societatea de Investitii Financiare/Moldova Bacau (SIF 2)                 77,000         68,055      0.1%
        Societatea de Investitii Financiare/Muntenia Bucuresti (SIF 4)            53,500         34,699      0.0%
        Societatea de Investitii Financiare/Oltenia SA (SIF 5)                    41,000         41,335      0.0%
        Societatea de Investitii Financiare/Transilvania Brasov (SIF3)            29,000         23,097      0.0%
                                                                                         ---------------  --------
                                                                                                230,653      0.1%
                                                                                         ---------------  --------
Total Investment Companies (cost $6,824,868)                                                  7,882,747      4.9%

                                                                                PRINCIPAL                   % OF NET
                                                                                 AMOUNT          VALUE        ASSETS
GOVERNMENT ISSUED SECURITIES (a) (b)                                            ---------        -----      --------
------------------------------------
    BULGARIA
    --------
        GKZ Compensation Notes under the CONP Act (d)                             13,665          5,436      0.0%
        PKB Registered Compensation Vouchers under the OUFL Act and RLFLFF Act    20,024          8,003      0.0%
        Republic of Bulgaria Compensation Notes (d)                               33,115         13,483      0.0%
                                                                                         ---------------  --------
Total Government Issued Securities (cost $29,438)                                                26,922      0.0%
Total Investment Portfolio excluding
     repurchase agreement (cost $126,099,389)                                               158,128,376     98.1%
                                                                                         ---------------  --------

REPURCHASE  AGREEMENT  (a)
--------------------------
Repurchase Agreement with State
Street Bank and Trust Company, dated
January 31, 2006 @ 4.25% to be
repurchased at $2,055,243 on
February 1, 2006, collateralized by
$1,390,000 United States Treasury
Bonds, 10.625% due August 15, 2015,
(market value $2,104,608 including
interest)
(cost $2,055,000)                                                                             2,055,000      1.3%
                                                                                         ---------------  --------
TOTAL INVESTMENT PORTFOLIO
    (cost $128,154,389) (c)                                                                 160,183,376     99.4%
OTHER ASSETS AND LIABILITIES, NET,                                                            1,050,311      0.6%
                                                                                         ---------------  --------
NET ASSETS                                                                                  161,233,687    100.0%
                                                                                         ===============  ========

-------

* Non-income producing security.
(a)  Percentages indicated are based on net assets.
(b)  U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of
     $32,028,987 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $32,909,350 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $880,363.
(d)  Securities are fair valued according to
     procedures adopted by the Board of Trustees.

        ADR  - American Depository Receipt.
        ETF  - Exchange-Traded Fund.
        GDR  - Global Depository Receipt.
        SDR  - Swedish Depository Receipt.
        144A - Securities are  registered  pursuant to Rule
               144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Securities are deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities.


-----------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                Investment Portfolio
                                                  January 31, 2006
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              % OF NET
                                                                SHARES           VALUE         ASSETS
                                                                ------           -----         ------
COMMON STOCKS & RIGHTS
----------------------
     ADVERTISING
     -----------
        Harte-Hanks Communications, Inc.                       302,085        $ 8,573,172       0.8%
        R.H. Donnelly Corporation*                             153,933         10,101,112       0.9%
                                                                         -----------------  -------------
                                                                               18,674,284       1.7%
     AUTO PARTS & EQUIPMENT
     ----------------------
        Autoliv, Inc.                                          363,130         17,789,739       1.6%
                                                                         -----------------  -------------
     BEVERAGES
     ---------
        Molson Coors Brewing Company                           298,400         18,650,000       1.7%
                                                                         -----------------  -------------
     BIOTECHNOLOGY
     -------------
        MedImmune, Inc.*                                       303,300         10,348,596       0.9%
                                                                         -----------------  -------------
     CHEMICALS
     ---------
        Ecolab Inc.                                            288,300         10,324,023       0.9%
                                                                         -----------------  -------------
     COMMERCIAL SERVICES
     -------------------
        Education Management Corporation*                      174,740          5,350,539       0.5%
        Interactive Data Corporation                           390,600          8,804,124       0.8%
        ITT Educational Services, Inc.*                        274,600         16,009,180       1.4%
                                                                         -----------------  -------------
                                                                               30,163,843       2.7%
     COMPUTERS
     ---------
        Ceridian Corporation*                                  972,325         23,996,981       2.1%
        DST Systems, Inc.*                                     191,500         10,850,390       1.0%
        Kronos Inc.*                                           161,945          6,364,438       0.6%
                                                                         -----------------  -------------
                                                                               41,211,809       3.7%
     COSMETICS/PERSONAL CARE
     -----------------------
        Alberto-Culver Company                                 234,490         10,387,907       0.9%
                                                                         -----------------  -------------
     DISTRIBUTION/WHOLESALE
     ----------------------
        CDW Corporation                                        340,000         19,040,000       1.7%
                                                                         -----------------  -------------
     DIVERSIFIED MANUFACTURER
     ------------------------
        Danaher Corporation                                    598,100         33,876,384       3.0%
        ESCO Technologies Inc.*                                516,800         25,395,552       2.3%
                                                                         -----------------  -------------
                                                                               59,271,936       5.3%
     ELECTRICAL COMPONENTS & EQUIPMENT
     ---------------------------------
        AMETEK, Inc.                                           252,990         10,408,009       0.9%
                                                                         -----------------  -------------
     ELECTRONICS
     -----------
        Amphenol Corporation, Class "A"                        541,500         27,524,445       2.5%
                                                                         -----------------  -------------
     ENGINEERING & CONSTRUCTION
     --------------------------
        Chicago Bridge & Iron Company N.V.                     216,165          6,668,690       0.6%
                                                                         -----------------  -------------
     ENTERTAINMENT
     -------------
        Regal Entertainment Group, Class "A"                 1,033,800         19,135,638       1.7%
                                                                         -----------------  -------------
     ENVIRONMENTAL CONTROL
     ---------------------
        Republic Services, Inc.                                276,300         10,457,955       0.9%
                                                                         -----------------  -------------
     FINANCIAL SERVICES
     ------------------
        Affiliated Managers Group, Inc.*                       181,900         16,880,320       1.5%
        Alliance Capital Management Holding L.P.               594,400         35,925,536       3.2%
        BlackRock, Inc.                                        146,720         19,484,416       1.7%
                                                                         -----------------  -------------
                                                                               72,290,272       6.4%

-----------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                Investment Portfolio
                                                  January 31, 2006
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              % OF NET
                                                                SHARES           VALUE         ASSETS
                                                                ------           -----         ------
     HEALTHCARE PRODUCTS
     -------------------
        American Medical Systems Holdings, Inc.*               596,400         13,514,424       1.2%
        C.R. Bard, Inc.                                        314,700         19,958,274       1.8%
        Dade Behring Holdings, Inc.                            132,200          5,172,987       0.5%
        Edwards Lifesciences Corporation*                      420,500         18,056,270       1.6%
        Respironics, Inc.*                                     344,600         12,415,938       1.1%
                                                                         -----------------  -------------
                                                                               69,117,893       6.2%
     HEALTHCARE SERVICES
     -------------------
        Laboratory Corporation of America Holdings*            417,900         24,509,835       2.2%
        Lincare Holdings Inc.*                                 669,760         28,304,058       2.5%
                                                                         -----------------  -------------
                                                                               52,813,893       4.7%
     HOME FURNISHINGS
     ----------------
        Harman International Industries, Inc.                  183,945         20,233,950       1.8%
                                                                         -----------------  -------------
     HOUSEHOLD PRODUCTS
     ------------------
        The Scotts Miracle-Gro Company, Class "A"              149,400          7,395,300       0.7%
                                                                         -----------------  -------------
     INSURANCE
     ---------
        AMBAC Financial Group, Inc.                            278,200         21,368,542       1.9%
        Brown & Brown, Inc.                                    341,500          9,811,295       0.9%
        HCC Insurance Holdings, Inc.                           711,400         22,096,084       2.0%
        Mercury General Corporation                            238,500         13,444,245       1.2%
        PartnerRe Ltd.                                         377,180         23,302,180       2.1%
        Protective Life Corporation                            307,600         13,826,620       1.2%
        UnumProvident Corporation                              392,325          7,975,967       0.7%
                                                                         -----------------  -------------
                                                                              111,824,933      10.0%
     INTERNET
     --------
        Websense, Inc.*                                         74,465          4,909,477       0.4%
                                                                         -----------------  -------------
     IRON/STEEL
     ----------
        Allegheny Technologies Inc.                            520,900         27,008,665       2.4%
                                                                         -----------------  -------------
     LODGING
     -------
        Gaylord Entertainment Company*                          42,400          1,823,200       0.2%
                                                                         -----------------  -------------
     OIL & GAS
     ---------
        Chesapeake Energy Corporation                          339,300         11,889,072       1.1%
        Forest Oil Corporation*                                223,200         11,494,800       1.0%
        XTO Energy Inc.                                        115,000          5,644,200       0.5%
                                                                         -----------------  -------------
                                                                               29,028,072       2.6%
     OIL & GAS SERVICES
     ------------------
        Cooper Cameron Corporation*                            317,000         15,339,630       1.4%
        FMC Technologies, Inc.*                                599,150         31,047,953       2.8%
                                                                         -----------------  -------------
                                                                               46,387,583       4.2%
     PACKAGING & CONTAINERS
     ----------------------
        Ball Corporation                                       480,300         19,452,150       1.7%
                                                                         -----------------  -------------
     PHARMACEUTICALS
     ---------------
        Alkermes, Inc.*                                        223,800          5,447,292       0.5%
        Neurocrine Biosciences, Inc.*                           51,500          3,129,655       0.3%
                                                                         -----------------  -------------
                                                                                8,576,947       0.8%
     PIPELINES
     ---------
        Questar Corporation                                    134,915         10,992,874       1.0%
                                                                         -----------------  -------------

-----------------------------------------------------------------------------------------------------------------------
                                     HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                                Investment Portfolio
                                                  January 31, 2006
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              % OF NET
                                                                SHARES           VALUE         ASSETS
                                                                ------           -----         ------
     RETAIL
     ------
        Advance Auto Parts, Inc.*                              259,900         11,323,843       1.0%
        Regis Corporation                                      402,435         15,594,356       1.4%
        Tiffany & Company                                      162,315          6,119,277       0.5%
        The TJX Companies, Inc.                                912,900         23,306,337       2.1%
                                                                         -----------------  -------------
                                                                               56,343,813       5.0%
     SEMICONDUCTORS
     --------------
        Linear Technology Corporation                          546,400         20,331,544       1.8%
        Microchip Technology Inc.                              470,500         17,648,455       1.6%
                                                                         -----------------  -------------
                                                                               37,979,999       3.4%
     SOFTWARE
     --------
        Activision, Inc.*                                      650,801          9,332,486       0.8%
        Cognos Inc.*                                           303,900         11,578,590       1.0%
        Fiserv, Inc.*                                          248,345         10,922,213       2.1%
        Intuit Inc.*                                           236,046         12,352,287       1.0%
        Red Hat, Inc.*                                         448,800         12,992,760       1.1%
        The Dun & Bradstreet Corporation*                      332,300         24,018,644       1.2%
                                                                         -----------------  -------------
                                                                               81,196,980       7.2%
     TELECOMMUNICATIONS
     ------------------
        NII Holdings, Inc.*                                    299,900         14,833,054       1.3%
        Tellabs, Inc.*                                         940,500         12,028,995       1.1%
        TELUS Corporation                                      592,200         23,291,226       2.1%
                                                                         -----------------  -------------
                                                                               50,153,275       4.5%
     TELEVISION, CABLE & RADIO
     -------------------------
        Rogers Communications Inc., Class "B"                  556,800         24,577,152       2.2%
        Univision Communications Inc., Class "A"*              631,700         20,113,328       1.8%
        Westwood One, Inc.                                     714,875         10,715,976       1.0%
                                                                         -----------------  -------------
                                                                               55,406,456       5.0%
Total Common Stocks (cost $931,471,892)                                     1,072,992,606      95.9%
                                                                         -----------------  -------------
REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 January 31, 2006 @ 4.25% to be
 repurchased at $61,412,249 on
 February 1, 2006, collateralized by
 $41,415,000 United States Treasury Bonds,
 10.625% due August 15, 2015,
 (market value $62,706,727 including interest)
 (cost $61,405,000) . . . . . . . . . . . . . .                                61,405,000       5.5%
                                                                         -----------------  -------------
TOTAL INVESTMENT PORTFOLIO (COST $992,876,892) (a)                          1,134,397,606     101.4%
OTHER ASSETS AND LIABILITIES, NET,                                            (15,965,011)     -1.4%
                                                                         -----------------  -------------
NET ASSETS                                                                $ 1,118,432,595     100.0%
                                                                         =================  =============

--------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $141,520,714 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $151,352,278 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,831,564

-----------------------------------------------------------------------------------------------------------------------
                                    HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                Investment Portfolio
                                                  January 31, 2006
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                               % OF NET
                                                                 SHARES           VALUE         ASSETS
                                                                 ------           -----         ------
COMMON STOCKS
-------------
     AEROSPACE/DEFENSE
     -----------------
        EDO Corporation                                          95,000      $  2,624,850         0.7%
                                                                          ----------------  -----------
     AGRICULTURE
     -----------
        Delta & Pine Land Company                               148,075         3,485,686         0.9%
                                                                          ----------------  -----------
     BANKS
     -----
        Capital Crossing Bank*                                   88,000         3,076,480         0.8%
                                                                          ----------------  -----------
     BEVERAGES
     ---------
        Constellation Brands, Inc., Class "A"*                  144,000         3,843,360         1.0%
                                                                          ----------------  -----------
     BIOTECHNOLOGY
     -------------
        Arena Pharmaceuticals, Inc.*                             67,325         1,142,505         0.3%
        Ariad Pharmaceuticals, Inc.*                            262,925         1,624,876         0.4%
        Bio-Rad Laboratories, Inc., Class "A"*                   10,000           674,000         0.2%
        Charles River Laboratories International, Inc.*         147,200         6,790,336         1.9%
        deCODE genetics, Inc.*                                  244,475         2,332,292         0.6%
                                                                          ----------------  -----------
                                                                               12,564,009         3.4%
     BUILDING MATERIALS
     ------------------
        Lennox International Inc.                               197,000         6,294,150         1.7%
                                                                          ----------------  -----------
     COMMERCIAL SERVICES
     -------------------
        ADESA, Inc.                                             242,600         6,210,560         1.7%
        Corrections Corporation of America*                      62,200         2,640,390         0.7%
        Interactive Data Corporation                            239,000         5,387,060         1.5%
        Navigant Consulting, Inc.*                              100,000         2,272,000         0.6%
        Resources Connection, Inc.*                              80,350         2,184,716         0.6%
                                                                          ----------------  -----------
                                                                               18,694,726         5.1%
     COMPUTERS
     ---------
        FactSet Research Systems Inc.                           118,062         4,708,313         1.3%
        McDATA Corporation, Class "A"*                          698,975         2,984,623         0.8%
        RadiSys Corporation*                                    174,500         3,137,510         0.8%
                                                                          ----------------  -----------
                                                                               10,830,446         2.9%
     DISTRIBUTION/WHOLESALE
     ----------------------
        SCP Pool Corporation                                     68,200         2,719,816         0.7%
                                                                          ----------------  -----------
     DIVERSIFIED MANUFACTURER
     ------------------------
        Actuant Corporation, Class "A"                           48,500         2,776,625         0.8%
        Applied Films Corporation*                              120,800         2,714,376         0.7%
        Blount International, Inc.*                             154,500         2,479,725         0.7%
        Federal Signal Corporation                              190,000         3,368,700         0.9%
        Jacuzzi Brands, Inc.*                                   465,000         4,412,850         1.2%
                                                                          ----------------  -----------
                                                                               15,752,276         4.3%
     ELECTRICAL COMPONENTS & EQUIPMENT
     ---------------------------------
        Advanced Energy Industries, Inc.*                       154,550         2,424,890         0.7%
        Belden CDT Inc.                                         127,000         3,441,700         0.9%
        General Cable Corporation*                              177,200         4,341,400         1.2%
        Littelfuse, Inc.*                                        24,000           709,200         0.2%
                                                                          ----------------  -----------
                                                                               10,917,190         3.0%
     ELECTRONICS
     -----------
        Benchmark Electronics, Inc.*                             83,000         3,031,990         0.8%
        Coherent, Inc.*                                          53,400         1,653,264         0.5%
        Dolby Laboratories, Inc., Class "A"*                    134,985         2,749,644         0.8%
        OYO Geospace Corporation*                                66,775         3,325,395         0.9%
        Photon Dynamics, Inc.*                                   73,700         1,614,767         0.4%
                                                                          ----------------  -----------
                                                                               12,375,060         3.4%

-----------------------------------------------------------------------------------------------------------------------
                                    HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                Investment Portfolio
                                                  January 31, 2006
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                               % OF NET
                                                                 SHARES           VALUE         ASSETS
                                                                 ------           -----         ------
     ENGINEERING & CONSTRUCTION
     --------------------------
        URS Corporation*                                        151,200         6,468,336         1.8%
                                                                          ----------------  -----------
     ENTERTAINMENT
     -------------
        Lions Gate Entertainment Corporation*                   180,000         1,602,000         0.4%
        Nevada Gold & Casinos, Inc.*                             62,800           665,680         0.2%
        Shuffle Master, Inc.*                                   139,475         3,542,665         0.9%
        Sunterra Corporation*                                    95,075         1,364,326         0.4%
        Vail Resorts, Inc.*                                      47,775         1,451,882         0.4%
                                                                          ----------------  -----------
                                                                                8,626,553         2.3%
     ENVIRONMENTAL CONTROL
     ---------------------
        Aleris International, Inc.*                             203,300         8,461,346         2.3%
        Duratek, Inc.*                                          138,805         2,461,013         0.7%
        Waste Connections, Inc.*                                116,087         4,056,080         1.1%
                                                                          ----------------  -----------
                                                                               14,978,439         4.1%
     HEALTHCARE PRODUCTS
     -------------------
        American Medical Systems Holdings, Inc.*                186,850         4,234,021         1.1%
        Arrow International, Inc.                                42,200         1,350,400         0.4%
        DJ Orthopedics, Inc.*                                    55,350         1,817,140         0.5%
        Respironics, Inc.*                                       72,525         2,613,076         0.7%
        SurModics, Inc.*                                         43,025         1,586,762         0.4%
        Thoratec Corporation*                                    54,850         1,387,705         0.4%
                                                                          ----------------  -----------
                                                                               12,989,104         3.5%
     HEALTHCARE SERVICES
     -------------------
        American Healthways, Inc.*                               72,600         3,243,768         0.9%
        Centene Corporation*                                    134,150         3,526,804         1.0%
        Horizon Health Corporation*                             135,900         3,165,111         0.8%
                                                                          ----------------  -----------
                                                                                9,935,683         2.7%
     HOME BUILDERS
     -------------
        Champion Enterprises, Inc.*                             219,000         3,002,490         0.8%
                                                                          ----------------  -----------
     HOME FURNISHINGS
     ----------------
        DTS, Inc.*                                               90,000         1,506,600         0.4%
        Tempur-Pedic International Inc.*                         49,400           576,004         0.2%
        Universal Electronics, Inc.*                            224,125         4,023,044         1.1%
                                                                          ----------------  -----------
                                                                                6,105,648         1.7%
     INSURANCE
     ---------
        Philadelphia Consolidated Holding Corporation*           20,125         1,955,144         0.5%
        The PMI Group, Inc.                                     114,500         4,949,835         1.4%
                                                                          ----------------  -----------
                                                                                6,904,979         1.9%
     INTERNET
     --------
        1-800-FLOWERS.COM, Inc., Class "A"*                     315,000         2,069,550         0.6%
        Avocent Corporation*                                     34,800         1,157,796         0.3%
        Blue Nile, Inc.*                                         42,175         1,575,236         0.4%
        eCollege.com*                                            72,600         1,455,630         0.4%
        Internet Capital Group, Inc.*                           122,450         1,109,397         0.3%
                                                                          ----------------  -----------
                                                                                7,367,609         2.0%
     INVESTMENT COMPANIES
     --------------------
        MCG Capital Corporation                                 308,575         4,813,770         1.3%
                                                                          ----------------  -----------
     LEISURE TIME
     ------------
        K2, Inc.*                                               300,000         3,570,000         1.0%
                                                                          ----------------  -----------
     MACHINERY
     ---------
        Bucyrus International, Inc.                              50,575         3,094,684         0.8%
        Intermec, Inc.*                                         138,400         4,826,008         1.3%
                                                                          ----------------  -----------
                                                                                7,920,692         2.1%

-----------------------------------------------------------------------------------------------------------------------
                                    HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                Investment Portfolio
                                                  January 31, 2006
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                               % OF NET
                                                                 SHARES           VALUE         ASSETS
                                                                 ------           -----         ------
     METAL FABRICATE/HARDWARE
     ------------------------
        Kaydon Corporation                                      118,000         3,945,920         1.1%
                                                                          ----------------  -----------
     MULTIMEDIA
     ----------
        Entravision Communications Corporation, Class "A"*      170,920         1,213,532         0.3%
                                                                          ----------------  -----------
     OIL & GAS
     ---------
        Comstock Resources, Inc.*                               154,000         4,928,000         1.3%
        Energy Partners, Ltd.*                                  144,000         4,042,080         1.1%
        Patterson-UTI Energy, Inc.                              108,050         4,064,841         1.1%
        Swift Energy Company*                                    87,100         4,304,482         1.2%
        TODCO, Class "A"                                         15,000           669,000         0.2%
        Unit Corporation*                                        92,125         5,499,862         1.5%
                                                                          ----------------  -----------
                                                                               23,508,265         6.4%
     OIL & GAS SERVICES
     ------------------
        Core Laboratories N.V.*                                  43,075         1,920,284         0.5%
        Tetra Technologies, Inc.*                                39,300         1,559,424         0.4%
                                                                          ----------------  -----------
                                                                                3,479,708         0.9%
     PHARMACEUTICALS
     ---------------
        Connetics Corporation*                                   63,900           957,222         0.3%
        Dendreon Corporation*                                   122,600           619,130         0.2%
        KV Pharmaceutical Company, Class "A"*                   223,600         5,377,580         1.4%
        Medicis Pharmaceutical Corporation, Class "A"            58,200         1,798,962         0.5%
        NBTY, Inc.*                                              69,250         1,432,782         0.4%
                                                                          ----------------  -----------
                                                                               10,185,676         2.8%
     PRINTING & PUBLISHING
     ---------------------
        John Wiley & Sons, Inc., Class "A"                      148,200         5,616,780         1.5%
                                                                          ----------------  -----------
     REITS
     -----
        Aames Investment Corporation                            191,000         1,249,140         0.3%
        Crescent Real Estate Equities Company                   135,000         2,860,650         0.8%
        Highland Hospitality Corporation                        376,500         4,540,590         1.2%
        Kite Realty Group Trust                                 184,150         2,904,046         0.8%
                                                                          ----------------  -----------
                                                                               11,554,426         3.1%
     RETAIL
     ------
        Allion Healthcare, Inc.*                                 19,850           301,720         0.1%
        Brinker International, Inc.                             136,500         5,555,550         1.5%
        Build-A-Bear Workshop, Inc.*                             64,175         2,076,061         0.6%
        Cabela's Inc., Class "A"*                               116,200         2,027,690         0.5%
        Cash America International, Inc.                        239,525         6,345,017         1.7%
        CBRL Group, Inc.                                        100,200         4,398,780         1.2%
        Genesco Inc.*                                           125,325         4,881,409         1.3%
        Guitar Center, Inc.*                                     32,825         1,762,046         0.5%
        Red Robin Gourmet Burgers, Inc.*                         64,800         2,571,912         0.7%
        School Specialty, Inc.*                                  20,000           751,000         0.2%
        Stage Stores, Inc.                                      128,400         3,812,196         1.0%
        United Auto Group, Inc.                                  85,500         3,274,650         0.9%
                                                                          ----------------  -----------
                                                                               37,758,031        10.2%
     SAVINGS & LOANS
     ---------------
        Commercial Capital Bancorp, Inc.                        182,000         2,841,020         0.8%
                                                                          ----------------  -----------
     SEMICONDUCTOR EQUIPMENT
     -----------------------
        ATMI, Inc.*                                              40,625         1,365,000         0.4%
        Integrated Device Technology, Inc.*                     266,000         3,694,740         1.0%
        Mattson Technology, Inc.*                               170,000         2,210,000         0.6%
                                                                          ----------------  -----------
                                                                                7,269,740         2.0%

-----------------------------------------------------------------------------------------------------------------------
                                    HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                                Investment Portfolio
                                                  January 31, 2006
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                               % OF NET
                                                                 SHARES           VALUE         ASSETS
                                                                 ------           -----         ------
     SOFTWARE
     --------
        ANSYS, Inc.*                                             91,950         4,032,927         1.1%
        Datastream Systems, Inc.*                               342,450         3,417,651         0.9%
        Eclipsys Corporation*                                    79,875         1,762,042         0.5%
        Global Payments Inc.                                     66,275         3,375,386         0.9%
        infoUSA Inc.                                            403,000         4,416,880         1.2%
        MoneyGram International, Inc.                           197,500         5,245,600         1.4%
        Netsmart Technologies, Inc.*                            131,075         1,700,043         0.5%
        Per-Se Technologies, Inc.*                               60,450         1,503,392         0.4%
        Trident Microsystems, Inc.*                              76,000         1,985,120         0.5%
                                                                          ----------------  -----------
                                                                               27,439,041         7.4%
     TELECOMMUNICATIONS
     ------------------
        CommScope, Inc.*                                        347,000         7,672,170         2.1%
        EMS Technologies, Inc.*                                 128,700         2,211,065         0.6%
        Ixia*                                                   131,175         1,652,805         0.4%
        Polycom, Inc.*                                          100,000         1,938,000         0.5%
        Tekelec*                                                186,200         2,914,030         0.8%
                                                                          ----------------  -----------
                                                                               16,388,070         4.4%

Total Common Stocks (cost $253,448,919)                                       347,061,561        94.0%
                                                                          ----------------  -----------
REPURCHASE AGREEMENT
Repurchase Agreement with State Street
Bank and Trust Company, dated
January 31, 2006 @ 4.25% to be
repurchased at $27,309,224 on
February 1, 2006, collateralized by
$18,415,000 United States Treasury Bonds,
10.625% due August 15, 2015, (market value
$27,882,274 including interest)
 (cost $27,306,000) . . . . . . . . . . . . . . .                              27,306,000         7.4%
                                                                          ----------------  -----------
TOTAL INVESTMENT PORTFOLIO (COST $280,754,919) (a)                            374,367,561       101.4%
OTHER ASSETS AND LIABILITIES, NET,                                             (5,302,292)       -1.4%
                                                                          ----------------  -----------
NET ASSETS                                                                  $ 369,065,269       100.0%
                                                                          ================  ===========

--------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $93,612,642 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $99,901,711 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $6,289,069.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of HERITAGE SERIES TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE SERIES TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of HERITAGE SERIES TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    HERITAGE SERIES TRUST
Date:    March 29, 2006

                                                    /s/ K.C. Clark
                                                    ---------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer


     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    March 29, 2006

                                                    /s/ K.C. Clark
                                                    ---------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer


Date:    March 29, 2006

                                                    /s/ Andrea N. Mullins
                                                    ---------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer
                                                    and Treasurer
                                      - 4 -